AB Variable Products Series Fund, Inc.

AB Global Thematic Growth Portfolio

Portfolio of Investments

March 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.2%
Information Technology – 24.7%
Electronic Equipment, Instruments & Components – 3.4%
Flex Ltd.(a)	226,090	$1,893,504
Keyence Corp.	5,700	1,832,620

		3,726,124

IT Services – 5.9%
Adyen NV(a) (b)	2,860	2,430,698
Pagseguro Digital Ltd.(a) (c)	40,873	790,075
Square, Inc. - Class A(a)	19,881	1,041,367
Visa, Inc. - Class A	13,560	2,184,787

		6,446,927

Semiconductors & Semiconductor Equipment – 6.1%
Cree, Inc.(a)	41,920	1,486,483
Infineon Technologies AG	124,110	1,791,620
NVIDIA Corp.	6,748	1,778,773
NXP Semiconductors NV	19,120	1,585,622

		6,642,498

Software – 7.2%
Dassault Systemes SE	16,580	2,420,531
Microsoft Corp.	15,080	2,378,267
Proofpoint, Inc.(a)	17,114	1,755,725
Zendesk, Inc.(a)	21,460	1,373,655

		7,928,178

Technology Hardware, Storage & Peripherals – 2.1%
Apple, Inc.	9,215	2,343,282

		27,087,009

Health Care – 22.8%
Biotechnology – 1.6%
Abcam PLC	120,250	1,707,214

Health Care Equipment & Supplies – 6.6%
Danaher Corp.	14,350	1,986,184
Koninklijke Philips NV	74,820	3,071,911
West Pharmaceutical Services, Inc.	14,110	2,148,247

		7,206,342

Health Care Providers & Services – 4.7%
Apollo Hospitals Enterprise Ltd.	128,796	1,931,722
Laboratory Corp. of America Holdings(a)	12,500	1,579,875
UnitedHealth Group, Inc.	6,660	1,660,871

		5,172,468

Life Sciences Tools & Services – 9.9%
Bio-Rad Laboratories, Inc. - Class A(a)	8,310	2,913,154
Bruker Corp.	41,930	1,503,610
Gerresheimer AG	41,150	2,594,851
ICON PLC(a)	9,510	1,293,360

Company	Shares	U.S. $ Value
Tecan Group AG	8,460	$2,533,808

		10,838,783

		24,924,807

Industrials – 12.9%
Building Products – 3.6%
Kingspan Group PLC	48,360	2,607,789
Trex Co., Inc.(a)	16,680	1,336,735

		3,944,524

Commercial Services & Supplies – 1.7%
Waste Management, Inc.	20,590	1,905,810

Electrical Equipment – 4.0%
Schneider Electric SE	22,920	1,937,264
Vestas Wind Systems A/S	30,290	2,464,564

		4,401,828

Machinery – 2.2%
Xylem, Inc./NY	36,500	2,377,245

Professional Services – 1.4%
Recruit Holdings Co., Ltd.	59,800	1,544,710

		14,174,117

Financials – 10.5%
Banks – 3.0%
Erste Group Bank AG	75,220	1,377,105
HDFC Bank Ltd.	162,279	1,840,878

		3,217,983

Capital Markets – 5.8%
Charles Schwab Corp. (The)	34,016	1,143,618
MSCI, Inc. - Class A	11,330	3,273,916
Partners Group Holding AG	2,840	1,944,451

		6,361,985

Insurance – 1.7%
AIA Group Ltd.	211,000	1,889,428

		11,469,396

Consumer Discretionary – 8.1%
Auto Components – 1.4%
Aptiv PLC	30,900	1,521,516

Automobiles – 1.4%
Tesla, Inc.(a)	2,909	1,524,316

Diversified Consumer Services – 1.3%
Bright Horizons Family Solutions, Inc.(a)	14,180	1,446,360

Internet & Direct Marketing Retail – 1.8%
Alibaba Group Holding Ltd.(a)	81,340	1,970,951

Textiles, Apparel & Luxury Goods – 2.2%
NIKE, Inc. - Class B	28,810	2,383,739

		8,846,882

Company	Shares	U.S. $ Value

Materials – 6.4%
Chemicals – 6.4%
Chr Hansen Holding A/S	37,170	$2,742,876
Ecolab, Inc.	12,560	1,957,225
Koninklijke DSM NV	20,400	2,294,770

		6,994,871

Consumer Staples – 6.0%
Food Products – 2.3%
Kerry Group PLC - Class A	21,250	2,465,532

Household Products – 3.7%
Procter & Gamble Co. (The)	20,720	2,279,200
Unicharm Corp.	48,000	1,796,824

		4,076,024

		6,541,556

Utilities – 2.0%
Water Utilities – 2.0%
American Water Works Co., Inc.	18,689	2,234,457

Communication Services – 1.8%
Interactive Media & Services – 1.8%
Tencent Holdings Ltd.	39,900	1,972,161

Total Common Stocks (cost $91,059,813)		104,245,256

SHORT-TERM INVESTMENTS – 4.6%
Investment Companies – 4.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(d) (e) (f) (cost $5,048,512)	5,048,512	5,048,512

Total Investments – 99.8% (cost $96,108,325) (g)		109,293,768
Other assets less liabilities – 0.2%		172,086

Net Assets – 100.0%		$109,465,854

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	1,267	AUD	1,998	06/15/2020	$(37,560)
Bank of America, NA	USD	1,264	CNY	8,883	06/15/2020	(12,608)
Bank of America, NA	USD	1,402	JPY	154,483	06/15/2020	39,469
Barclays Bank PLC	INR	244,550	USD	3,398	04/23/2020	186,906
Barclays Bank PLC	USD	652	INR	50,487	04/23/2020	10,593
Barclays Bank PLC	USD	716	INR	54,023	04/23/2020	(6,529)
Barclays Bank PLC	KRW	299,035	USD	249	05/14/2020	3,131
Barclays Bank PLC	TWD	11,437	USD	383	05/21/2020	2,303

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	1,774	TWD	52,811	05/21/2020	$(14,852)
Barclays Bank PLC	CNY	3,925	USD	550	06/15/2020	(3,143)
Barclays Bank PLC	EUR	1,882	USD	2,082	06/15/2020	106
Barclays Bank PLC	JPY	100,846	USD	924	06/15/2020	(17,051)
Barclays Bank PLC	USD	356	CNY	2,475	06/15/2020	(6,776)
Barclays Bank PLC	USD	2,950	GBP	2,338	06/15/2020	(42,551)
Barclays Bank PLC	USD	892	JPY	96,314	06/15/2020	6,656
Barclays Bank PLC	USD	788	SEK	7,682	06/15/2020	(9,799)
BNP Paribas SA	USD	324	CNY	2,299	06/15/2020	(79)
Citibank, NA	BRL	4,345	USD	990	04/02/2020	153,906
Citibank, NA	BRL	3,367	USD	648	04/02/2020	(324)
Citibank, NA	USD	1,308	BRL	6,798	04/02/2020	681
Citibank, NA	USD	195	BRL	914	04/02/2020	(19,231)
Citibank, NA	INR	26,138	USD	336	04/23/2020	(6,702)
Citibank, NA	KRW	399,039	USD	318	05/14/2020	(9,396)
Citibank, NA	USD	239	KRW	290,641	05/14/2020	172
Citibank, NA	USD	483	RUB	35,119	05/20/2020	(36,439)
Citibank, NA	CNY	2,068	USD	294	06/15/2020	2,388
Citibank, NA	EUR	923	USD	1,037	06/15/2020	15,825
Citibank, NA	EUR	1,651	USD	1,807	06/15/2020	(18,937)
Citibank, NA	HKD	4,853	USD	624	06/15/2020	(1,584)
Citibank, NA	USD	2,287	CAD	3,165	06/15/2020	(36,768)
Citibank, NA	USD	395	CNY	2,767	06/15/2020	(4,764)
Citibank, NA	USD	780	JPY	83,712	06/15/2020	1,102
Citibank, NA	USD	793	JPY	83,278	06/15/2020	(15,756)
Credit Suisse International	EUR	1,008	USD	1,095	06/15/2020	(19,671)
Credit Suisse International	USD	269	CNY	1,906	06/15/2020	(509)
Credit Suisse International	USD	748	EUR	690	06/15/2020	15,545
Goldman Sachs Bank USA	BRL	978	USD	188	04/02/2020	(94)
Goldman Sachs Bank USA	USD	210	BRL	978	04/02/2020	(21,401)
Goldman Sachs Bank USA	CNY	1,943	USD	273	06/15/2020	(688)
Goldman Sachs Bank USA	USD	970	JPY	105,866	06/15/2020	17,812
JPMorgan Chase Bank, NA	INR	24,905	USD	347	04/23/2020	20,064
Morgan Stanley & Co., Inc.	USD	1,752	KRW	2,076,288	05/14/2020	(46,513)
Natwest Markets PLC	RUB	9,330	USD	123	05/20/2020	4,322
Natwest Markets PLC	CNY	2,087	USD	297	06/15/2020	2,486
Natwest Markets PLC	CNY	1,719	USD	242	06/15/2020	(621)
Natwest Markets PLC	EUR	14,115	USD	15,806	06/15/2020	194,456
Natwest Markets PLC	JPY	129,128	USD	1,213	06/15/2020	8,655
Natwest Markets PLC	USD	601	GBP	502	06/15/2020	23,035
Standard Chartered Bank	INR	73,726	USD	997	04/23/2020	29,306
Standard Chartered Bank	USD	203	INR	15,441	04/23/2020	111
Standard Chartered Bank	USD	2,099	INR	156,770	04/23/2020	(40,715)
Standard Chartered Bank	CNY	1,148	USD	163	06/15/2020	1,551
State Street Bank & Trust Co.	AUD	466	USD	290	06/15/2020	2,923
State Street Bank & Trust Co.	AUD	408	USD	238	06/15/2020	(13,116)
State Street Bank & Trust Co.	CAD	436	USD	313	06/15/2020	3,203
State Street Bank & Trust Co.	CAD	393	USD	276	06/15/2020	(3,916)
State Street Bank & Trust Co.	EUR	2,052	USD	2,241	06/15/2020	(28,660)
State Street Bank & Trust Co.	GBP	150	USD	187	06/15/2020	300
State Street Bank & Trust Co.	GBP	705	USD	846	06/15/2020	(31,263)
State Street Bank & Trust Co.	HKD	3,527	USD	454	06/15/2020	(445)
State Street Bank & Trust Co.	JPY	43,638	USD	414	06/15/2020	6,601
State Street Bank & Trust Co.	JPY	89,546	USD	816	06/15/2020	(19,084)
State Street Bank & Trust Co.	SEK	1,109	USD	111	06/15/2020	(986)
State Street Bank & Trust Co.	USD	230	CAD	323	06/15/2020	(34)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	578	CNY	4,072	06/15/2020	$(4,251)
State Street Bank & Trust Co.	USD	1,461	EUR	1,336	06/15/2020	16,441
State Street Bank & Trust Co.	USD	2,626	EUR	2,359	06/15/2020	(17,116)
State Street Bank & Trust Co.	USD	300	GBP	254	06/15/2020	15,919
State Street Bank & Trust Co.	USD	224	GBP	172	06/15/2020	(9,849)
State Street Bank & Trust Co.	USD	602	HKD	4,673	06/15/2020	234
State Street Bank & Trust Co.	USD	1,187	JPY	128,008	06/15/2020	7,298
State Street Bank & Trust Co.	USD	630	JPY	66,246	06/15/2020	(11,622)
State Street Bank & Trust Co.	USD	250	MXN	5,632	06/15/2020	(15,295)
State Street Bank & Trust Co.	USD	471	ZAR	7,927	06/15/2020	(32,214)

						$174,588

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the market value of this security amounted to $2,430,698 or 2.2% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of March 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $23,433,960 and gross unrealized depreciation of investments was $(10,073,929), resulting in net unrealized appreciation of $13,360,031.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

RUB – Russian Ruble

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

COUNTRY BREAKDOWN1

March 31, 2020 (unaudited)

47.0%	United States
8.6%	Netherlands
5.8%	Ireland
4.8%	Denmark
4.7%	Japan
4.1%	Switzerland
4.0%	Germany
4.0%	France
3.6%	China
3.5%	India
1.7%	Hong Kong
1.6%	United Kingdom
1.3%	Austria
0.7%	Brazil
4.6%	Short-Term

100.0%	Total Investments

1	All data are as of March 31, 2020. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Variable Products Series Fund, Inc.

AB Global Thematic Growth Portfolio

March 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2020:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$21,042,238	$6,044,771		$—	$27,087,009
Health Care	14,792,515	10,132,292		—	24,924,807
Industrials	5,619,790	8,554,327		—	14,174,117
Financials	4,417,534	7,051,862		—	11,469,396
Consumer Discretionary	6,875,931	1,970,951		—	8,846,882
Materials	1,957,225	5,037,646		—	6,994,871
Consumer Staples	4,744,732	1,796,824		—	6,541,556
Utilities	2,234,457	—		—	2,234,457
Communication Services	—	1,972,161		—	1,972,161
Short-Term Investments	5,048,512	—		—	5,048,512

Total Investments in Securities	66,732,934	42,560,834	(a)	—	109,293,768
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	793,500		—	793,500
Liabilities:
Forward Currency Exchange Contracts	—	(618,912)		—	(618,912)

Total	$66,732,934	$42,735,422		$—	$109,468,356

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2020 is as follows:

Fund	Market Value 12/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,816	$14,730	$15,497	$5,049	$25